Non-controlling interests (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Noncontrolling Interest [Line Items]
Non-controlling interests	$ (65,274,668)	$ (64,441,277)
Beijing Economy Cooperation Ruifeng Investment Co., Ltd. [Member]
Noncontrolling Interest [Line Items]
Noncontrolling owners interest (percentage)	10.00%	10.00%
Non-controlling interests	$ 20,987	$ 21,941
Shaanxi Zhongmao Economy Development Co., Ltd. [Member]
Noncontrolling Interest [Line Items]
Noncontrolling owners interest (percentage)	34.02%	34.02%
Non-controlling interests	$ 3,264,319	$ (15,065,986)
Zhengzhou Xinnan Real Estate Co., Ltd. [Member]
Noncontrolling Interest [Line Items]
Noncontrolling owners interest (percentage)	49.00%	49.00%
Non-controlling interests		$ (22,806,392)
Xinyuan Technology Service Co., Ltd. [Member]
Noncontrolling Interest [Line Items]
Noncontrolling owners interest (percentage)	6.00%	6.00%
Non-controlling interests	$ (2,116,804)	$ (1,132,730)
Xinyan Investment Management Co., Limited [Member]
Noncontrolling Interest [Line Items]
Noncontrolling owners interest (percentage)	30.00%	30.00%
Non-controlling interests	$ 436,593	$ 251,835
Shanghai Hexinli Property Management Center. (Limited partnership) [Member]
Noncontrolling Interest [Line Items]
Noncontrolling owners interest (percentage)	21.05%	21.05%
Non-controlling interests	$ (326,117)	$ (342,579)
Zhengzhou Hangmei Technology Development Co., Ltd. [Member]
Noncontrolling Interest [Line Items]
Noncontrolling owners interest (percentage)	49.00%	49.00%
Non-controlling interests	$ (2,510,161)	$ (3,127,176)
Taicang Pengchi Real Estate Co., Limited. [Member]
Noncontrolling Interest [Line Items]
Noncontrolling owners interest (percentage)	83.00%	83.00%
Non-controlling interests	$ (25,096,542)	$ 91,281
Suzhou Xinyuan Wanzhuo Real Estate Co., Ltd. [Member]
Noncontrolling Interest [Line Items]
Noncontrolling owners interest (percentage)	80.00%	80.00%
Non-controlling interests	$ (27,912,339)	$ (23,932,541)
Beijing Xinju Technology Co., Ltd. [Member]
Noncontrolling Interest [Line Items]
Noncontrolling owners interest (percentage)		49.00%
Non-controlling interests		$ 1,601,070
Henan Renxin Real Estate Co., Ltd. [Member]
Noncontrolling Interest [Line Items]
Noncontrolling owners interest (percentage)	49.00%	49.00%
Non-controlling interests	$ 0	$ 0
Suzhou Yefang Real Estate Co., Limited[Member]
Noncontrolling Interest [Line Items]
Noncontrolling owners interest (percentage)	79.99%
Non-controlling interests	$ (11,652,185)
Suzhou Yuxi Real Estate Co., Limited [Member]
Noncontrolling Interest [Line Items]
Noncontrolling owners interest (percentage)	79.99%
Non-controlling interests	$ 703,618
Qingdao Xinyuan Jinguang Property Management Development Co., Ltd. [Member]
Noncontrolling Interest [Line Items]
Noncontrolling owners interest (percentage)	40.00%
Non-controlling interests	$ (229,525)
Hunan Huaiwei Business Management Co., Ltd. [Member]
Noncontrolling Interest [Line Items]
Noncontrolling owners interest (percentage)	49.00%
Non-controlling interests	$ (4,113)
Zhongyuan Real Estate Co., Ltd. [Member]
Noncontrolling Interest [Line Items]
Noncontrolling owners interest (percentage)	49.00%
Non-controlling interests	$ 156,859
Xi'an Jinbian Shunsheng Real Estate Co., Ltd. [Member]
Noncontrolling Interest [Line Items]
Noncontrolling owners interest (percentage)	30.00%
Non-controlling interests	$ 1,961
Xi'an Yinghe Huihuang Commercial Management Operation Co., Ltd. [Member]
Noncontrolling Interest [Line Items]
Noncontrolling owners interest (percentage)	49.00%
Non-controlling interests	$ (11,219)